Debt (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Discount on debt				$ 29,122
Legal fees				5,000
Interest expense		$ 36,095	$ 14,215	$ 106,206
Minimum [Member]
Debt interest percentage				10.00%
Stock conversion price				$ 0.50
Convertible Notes Payable [Member]
Stock conversion price	$ 0.75			$ 0.50
Beneficial ownership, percentage				4.99%
Discount on debt	$ 395,000			$ 395,000
Convertible Notes Payable [Member] | Minimum [Member]
Beneficial ownership, percentage	4.99%
Convertible Notes Payable [Member] | Two Related Parties [Member]
Debt interest percentage	12.00%
Convertible debt amount	$ 400,000
Debt maturity date	Jan. 02, 2020